S000066407 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
S000066407 [Member] | C000214277 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	6.11%	15.05%	(11.44%)	6.09%	7.38%

[1]	Year to Date return as of September 30, 2025: 39.92%